DERIVATIVE LIABILITY (Valuation of Derivative Liabilities) (Details) - USD ($)			12 Months Ended
	Sep. 10, 2014	Sep. 10, 2014	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Price	$ 0.42	$ 0.42	$ 0.38	$ 0.41
Expected volatility	84.45%		76.26%	92.15%
Expected dividend yield	0.00%		0.00%	0.00%
Fair Value of Derivative Liability	$ 961,767	$ 961,767	$ 1,406,596	$ 1,438,814
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ (0.45)	$ (0.45)	$ 0.45
Risk-free interest rate		(2.00%)	1.25%
Expected life (in years)		5 years	4 years 6 months	4 years 3 months
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.40	$ 0.40	$ 0.34	$ 0.34
Risk-free interest rate		1.78%	0.41%	0.07%
Expected life (in years)		4 days	2 years 6 months	6 months